SUBSEQUENT EVENTS (Details Narrative) - USD ($)					3 Months Ended			12 Months Ended
	May 02, 2024	Apr. 05, 2024	Apr. 04, 2024	Apr. 01, 2024	Apr. 05, 2024	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Subsequent Event [Line Items]
Stock issued during the period						$ 350,555	$ 526,393	$ 1,828,263	$ 1,141,514
Operating loss carryforwards								23,489,000
Unrecognized tax benefits								0	0
Interest or penalties								0	0
Provision for interest penalties								$ 0	$ 0
Common Stock [Member]
Subsequent Event [Line Items]
Issuance of shares of common stock sold, net of issuance costs, shares						340,303,728	107,756,783	710,238,051	148,912,372
Stock issued during the period						$ 340,304	$ 107,757	$ 710,238	$ 148,912
Subsequent Event [Member] | Settlement Agreement [Member]
Subsequent Event [Line Items]
Loss contingency accrual payments	$ 1,125,000	$ 1,125,000	$ 1,125,000
GHS Investments LLC [Member] | Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Issuance of shares of common stock sold, net of issuance costs, shares				298,285,992	425,975,373
Stock issued during the period				$ 187,995	$ 416,696
WIthin Two Days [Member] | Subsequent Event [Member] | Settlement Agreement [Member]
Subsequent Event [Line Items]
Loss contingency accrual payments		500,000	500,000
Before Sixty Days [Member] | Subsequent Event [Member] | Settlement Agreement [Member]
Subsequent Event [Line Items]
Loss contingency accrual payments		$ 625,000	$ 625,000